COMMITMENTS	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 6	COMMITMENTS

(A) Consulting Agreements

On August 1, 2011 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement is to remain in effect unless either party desires to cancel the agreement.

(B) Operating Lease Agreements

On August 11, 2011, the Company executed a one-year non-cancelable operating lease for a place to locate its photovoltaic equipment. The lease began on April 1, 2011 and expired on April 1, 2012. The Company currently leases the location on a month-to-month basis at a rate of $2 per month.

(C) Energy Agreements

On February 21, 2011, the Company entered into a service agreement with Duke Energy Carolinas, LLC. Effective, February 14, 2011 the Company agrees to produce and sell to Duke Energy electric power. The term of this agreement is five years, and continuing thereafter until terminated by either party upon giving ninety days written notice of termination. The Company will deliver to Duke Energy throughout the term of the agreement approximately 9 kilowatts of energy during On-Peak periods.

On February 3, 2011, the Company was selected to participate as solar energy supplier to the NC GreenPower program. As a result, NC GreenPower agrees to provide a premium of $0.15 per kWh for energy generated and supplied to the electric grid. NC GreenPower agrees to provide this premium for up to 14,309 kWh per year. This is a five year agreement.

NOTE 6	COMMITMENTS

(A) Consulting Agreements

On August 1, 2011 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement is to remain in effect unless either party desires to cancel the agreement.

(B) Operating Lease Agreements

On August 11, 2011, the Company executed a one-year non-cancelable operating lease for a place to locate its photovoltaic equipment. The lease began on April 1, 2011 and expired on April 1, 2012. The Company currently leases the location on a month-to-month basis at a rate of $2 per month.

(C) Energy Agreements

On February 21, 2011, the Company entered into a service agreement with Duke Energy Carolinas, LLC. Effective, February 14, 2011 the Company agrees to produce and sell to Duke Energy electric power. The term of this agreement is five years, and continuing thereafter until terminated by either party upon giving ninety days written notice of termination. The Company will deliver to Duke Energy throughout the term of the agreement approximately 9 kilowatts of energy during On-Peak periods.

On February 3, 2011, the Company was selected to participate as solar energy supplier to the NC GreenPower program. As a result, NC GreenPower agrees to provide a premium of $0.15 per kWh for energy generated and supplied to the electric grid. NC GreenPower agrees to provide this premium for up to 14,309 kWh per year. This is a five year agreement.